Share capital and reserves	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Capital And Reserves [Abstract]
Share capital and reserves [Text Block]

13 Share capital and reserves

a) Authorized and outstanding

As at December 31, 2023, the Company had unlimited authorized common shares without par value and 34,078,355 common issued and outstanding (December 31, 2022 - 33,474,855, December 31, 2021 - 28,992,429).

b) Share issuances

      Fiscal 2023

- On May 10, 2023, the Company closed a non-brokered private placement and issued 360,000 units at a price of $1.25 per unit for gross proceeds of $386,000 and a reduction of accounts payable of $64,000. Each unit is comprised of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one additional share at a price of $1.50 until May 10, 2028. The Company incurred $7,482 in share issuance costs as part of the transaction.

- During the year, 238,500 options were exercised for gross proceeds of $379,500.

- During the year, 5,000 warrants were exercised for gross proceeds of $7,500.

Fiscal 2022

- On March 28, 2022, the Company closed a non-brokered private placement and issued 2,059,000 units at a price of $1.25 per unit for gross proceeds of $2,573,750 and a reduction of accounts payable and loans payable of $205,000 (Note 10). Each unit is comprised of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one additional common share at a price of $1.35 until March 28, 2025. The Company incurred $20,221 in share issuance costs as part of the transaction.

- On November 29, 2022, the Company closed a non-brokered private placement and issued 577,000 units at a price of $1.30 per unit for gross proceeds of $750,100. Each unit comprises one common share and one share purchase warrant. Each warrant is convertible into one common share at a price of $1.50 per share until November 29, 2025. The Company incurred $4,501 in share issuance costs as part of the transaction.

- During the year ended December 31, 2022, the Company issued 770,500 common shares related to option exercises for proceeds of $956,000.

- During the year ended December 31, 2022, 150,000 warrants were exercised in settlement of accounts payable and loans of $202,500.

- During the year ended December 31, 2022, the Company issued 925,926 units for water rights. Each unit consists of one common share plus one whole share purchase warrant. Each warrant is exercisable to acquire one common share at an exercise price of $1.46 for a period of three years. The fair value of the common shares issued was $1,259,259.

Fiscal 2021

- On January 27, 2021, the Company closed a non-brokered private placement and issued 250,000 units at a price of $2.00 per unit for gross proceeds of $500,000. Each unit is comprised of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one additional share at a price of $2.50 until January 27, 2023. The Company incurred $7,495 in share issuance costs as part of the transaction.

- On February 24, 2021, the Company issued 50,000 common shares with a fair value of $105,000 to Genevieve Enterprise Corp. pursuant to a finder's fee agreement. The $105,000 was recorded in consulting fees in the statement of loss and comprehensive loss.

- On April 22, 2021, the Company settled debt in the total amount of $178,856 with two of its creditors, by the issuance of 144,239 common shares at a price of $1.24 per share. As part of the settlement, the Company recorded a loss of $52,164.

- On June 8, 2021, $17,883 of accrued interest on the $322,534 convertible debentures issued on June 15, 2018 was converted into 11,922 units of the Company at a fair value of $1.48 per unit. Each unit is comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to August 21, 2021.

- On July 12, 2021, $1,567 of accrued interest on the $322,534 convertible debentures issued on June 15, 2018 was converted into 1,080 units of the Company at a fair value of $1.45 per unit. Each unit is comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to August 21, 2021.

On July 12, 2021, a principal amount of $166,284 of convertible debentures of the $322,534 convertible debentures issued on June 15, 2018 was converted into 133,027 units of the Company at a fair value of $1.25 per unit. Each unit is comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at a price of $1.50 on or prior to August 21, 2021.

- On September 14, 2021, the Company closed a non-brokered private placement and issued 878,970 units at a price of $1.65 per unit for gross proceeds of $1,410,750 and a reduction in accounts payable of $39,550. Each unit is comprised of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one additional share in the capital of the Company at a price of $2.00 for a period of two years. The Company incurred $14,500 in share issuance costs as part of the transaction.

- On November 8, 2021, the Company closed a non-brokered private placement and issued 300,000 units at a price of $1.65 per unit for gross proceeds of $495,000. Each unit is comprised of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one additional common share at a price of $1.75 for a period of two years. The Company incurred $7,131 in share issuance costs as part of the transaction.

- During the year ended December 31, 2021, 449,500 stock options were exercised for gross proceeds of $540,749.

- During year ended December 31, 2021, 865,458 shares were issued from warrants exercised for gross proceeds of $1,302,543.

c) Stock options

The Board of Directors may grant options to purchase shares from time to time, subject to the aggregate number of common shares of the Company issuable under all outstanding stock options of the Company not exceeding 10% of the issued and outstanding common shares of the Company at the time of the grant. The options are exercisable over a period established at the time of issuance to buy shares of the Company for a period not exceeding ten years, at a price not less than the minimum price permitted by the exchange. The vesting schedule for an option, if any, shall be determined by the Board of Directors at the time of issuance.

In addition to the Stock Option Plan, the Company has established a Performance Share Plan dated effective May 6, 2021, in connection with the issue of the Performance Shares under the Sandford Solar Projects Consulting Agreement.  Mr. Sandford is the only participant under the Performance Share Plan.  It is contemplated that the Company will issue 100,000 Performance Shares on a project achieving a commercial operations date (the date solar power is delivered to a buyer under a power purchase agreement), up to a currently approved maximum of 2,600,000 Performance Shares.

- On February 9, 2023, the Company issued 75,000 incentive stock options to a consultant of the Company exercisable at $1.50 per share for a period of 3 years. The fair value of the share options was estimated at $40,105 on the date of grant using the Black-Scholes option pricing model, with the following assumptions: expected option life of 3 years, expected stock price volatility 86.36%, dividend payment during life of option was nil, risk free interest rate 3.67%, weighted average fair value per option $0.53, share price $1.08.

- On February 9, 2023, the Company issued 150,000 incentive stock options to a consultant of the Company exercisable at $1.10 per share for a period of 3 years. The fair value of the share options was estimated at $91,688 on the date of grant using the Black-Scholes option pricing model, with the following assumptions: expected option life of 3 years, expected stock price volatility 86.36%, dividend payment during life of option was nil, risk free interest rate 3.67%, weighted average fair value per option $0.61, share price $1.08.

- On November 15, 2023, the Company issued 1,200,000 incentive stock options to certain directors and officers of the Company exercisable at $1.10 per share for a period of 5 years. The fair value of the share options was estimated at $902,816 on the date of grant using the Black-Scholes option pricing model, with the following assumptions: expected option life of 5 years, expected stock price volatility 83.79%, dividend payment during life of option was nil, risk free interest rate 3.88%, weighted average fair value per option $0.75, share price $1.10.

- On November 30, 2023, the Company issued 200,000 incentive stock options to an officer of the Company exercisable at $1.10 per share for a period of 5 years. The fair value of the share options was estimated at $141,581 on the date of grant using the Black-Scholes option pricing model, with the following assumptions: expected option life of 5 years, expected stock price volatility 83.80%, dividend payment during life of option was nil, risk free interest rate 3.64%, weighted average fair value per option $0.71, share price $1.05.

- On January 25, 2022, the Company issued 500,000 incentive stock option to consultants of the Company exercisable at $1.25 per share for a period of 3 years. The fair value of the share options was estimated at $356,850 on the date of grant using the Black-Scholes option pricing model, with the following assumptions: expected option life of 3 years, expected stock price volatility 93.38%, dividend payment during life of option was nil, risk free interest rate 1.40%, weighted average fair value per option $0.71, share price $1.22.

- On June 23, 2022, the Company issued 100,000 incentive stock option to a consultant of the Company exercisable at $1.15 per share for a period of 3 years. The fair value of the share options was estimated at $72,339 on the date of grant using the Black-Scholes option pricing model, with the following assumptions: expected option life of 3 years, expected stock price volatility 104.31%, dividend payment during life of option was nil, risk free interest rate 3.14%, weighted average fair value per option $0.72, share price $1.12.

- On October 11, 2022, the Company issued 650,000 incentive stock option to a consultant of the Company exercisable at $1.35 per share for a period of 3 years. The fair value of the share options was estimated at $525,276 on the date of grant using the Black-Scholes option pricing model, with the following assumptions: expected option life of 3 years, expected stock price volatility 90.53%, dividend payment during life of option was nil, risk free interest rate 4.03%, weighted average fair value per option $0.81, share price $1.36.

- On July 7, 2021, the Company issued 350,000 incentive stock option to a consultant of the Company exercisable at $1.35 per share for a period of 3 years. The fair value of the share options was estimated at $363,106 on the date of grant using the Black-Scholes option pricing model, with the following assumptions: expected option life of 3 years, expected stock price volatility 100.97%, dividend payment during life of option was nil, risk free interest rate 0.66%, weighted average fair value per option $1.04, share price $1.59.

- On May 25, 2021, the Company issued 30,000 incentive stock option to a consultant of the Company exercisable at $1.50 per share for a period of 2 years. The fair value of the share options was estimated at $23,820 on the date of grant using the Black-Scholes option pricing model, with the following assumptions: expected option life of 2 years, expected stock price volatility 105.28%, dividend payment during life of option was nil, risk free interest rate 0.30%, weighted average fair value per option $0.79, share price $1.47.

- On January 20, 2021, the Company issued 350,000 incentive stock option to consultants of the Company exercisable at $2.00 per share for a period of 3 years. The fair value of the share options was estimated at $599,397 on the date of grant using the Black-Scholes option pricing model, with the following assumptions: expected option life of 3 years, expected stock price volatility 115.92%, dividend payment during life of option was nil, risk free interest rate 0.20%, weighted average fair value per option $1.71, share price $2.40.

- Total stock options granted during the year ended December 31, 2023 were 1,625,000 (December 31, 2022 - 1,250,000, December 31, 2021 - 730,000). Total share-based payment expense recognized for the fair value of share options granted and vested during the year ended December 31, 2023 was $1,176,190 (2022 - $954,465, 2021 - $990,448).

A summary of stock option information as at December 31, 2023, December 31, 2022 and December 31, 2021 is as follows:

	December 31, 2023		December 31, 2022
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding - beginning of year	2,710,000	$1.35	2,330,500	$1.34
Granted	1,625,000	1.12	1,250,000	1.29
Exercised	(238,500)	1.43	(770,500)	1.24
Expired	(705,000)	1.47	(100,000)	1.38
Outstanding - end of year	3,391,500	$1.21	2,710,000	$1.35

	December 31, 2021
	Number of shares	Weighted average exercise price
Outstanding - beginning of year	2,050,000	$1.20
Granted	730,000	1.67
Exercised	(449,500)	1.20
Expired	-	-
Outstanding - end of year	2,330,500	$1.34

The following table discloses the number of options and vested options outstanding as at December 31, 2023:

Number of options outstanding and exercisable	Weighted average exercise price	Weighted average remaining contractual life (years)
250,000*	$1.00	0.28
66,500**	2.00	0.05
350,000	1.35	0.52
500,000	1.25	1.07
100,000	1.15	1.48
500,000	1.35	1.78
75,000	1.50	2.11
150,000*	1.10	2.11
1,200,000***	1.10	4.88
200,000	1.10	4.92
3,391,500	$1.21	2.70

* these options were exercised subsequent to year end

** these options expired unexercised subsequent to year end

*** 63,000 options were exercised subsequent to year end

d) Warrants

Fiscal 2023

- On May 10, 2023, the Company issued 360,000 warrants as part of a private placement. Each warrant entitles the holder to acquire one additional share at a price of $1.50 until May 10, 2028. The fair value of the warrants at the date of grant was estimated at $184,998 using the proportionate allocation method. The warrants were valued using the Black-Scholes option pricing model with the following assumptions: a 5 year expected life; 100.18% volatility; risk-free interest rate of 2.99%; and a dividend yield of 0%.

- On June 30, 2023, as part of the terms of the convertible debenture offering, the Company issued 460,000 detachable warrants, with each warrant entitling the holder to acquire one common share of the Company at an exercise price of $1.30 per common share, for a period expiring on June 30, 2026.The fair value of these warrants at the date of grant was estimated at $185,426 using a black-scholes calculation. The warrants were valued using the Black-Scholes option pricing model with the following assumptions: a 3 year expected life; 68.58% volatility; risk-free interest rate of 4.21%; and a dividend yield of 0%.

- On December 13, 2023, as part of the terms of the convertible debenture offering, the Company agreed to issue 900,000 detachable warrants, with each warrant entitling the holder to acquire one common share of the Company at an exercise price of $1.30 per common share, subject to adjustment in certain events, for a period expiring on January 11, 2027. The fair value of these warrants at the date of grant was estimated at $299,099 using a black-scholes calculation. The warrants were valued using the Black-Scholes option pricing model with the following assumptions: a 3 year expected life; 67.30% volatility; risk-free interest rate of 3.79%; and a dividend yield of 0%. These warrants were issued on January 11, 2024.

Fiscal 2022

- On March 28, 2022, the Company issued 2,059,000 warrants as part of a private placement. Each warrant entitles the holder to acquire one additional share at a price of $1.35 until March 28, 2025. The fair value of these warrants at the date of grant was estimated at $938,886 using the proportionate allocation method. The warrants for this method were valued using the Black-Scholes option pricing model with the following assumptions: a 3 year expected life; 92.23% volatility; risk-free interest rate of 2.37%; and a dividend yield of 0%.

- On November 29, 2022, the Company issued 577,000 warrants as part of a private placement. Each warrant is convertible into one common share at a price of $1.50 per share until November 29, 2025. The fair value of these warrants at the date of grant was estimated at $285,709 using the proportionate allocation method. The warrants for this method were valued using the Black-Scholes option pricing model with the following assumptions: a 3 year expected life; 89.57% volatility; risk-free interest rate of 3.95%; and a dividend yield of 0%.

- During the year ended December 31, 2022, the Company issued 925,926 units for water rights. Each unit consists of one common share plus one whole share purchase warrant. Each warrant is exercisable to acquire one common share at an exercise price of $1.46 for a period of three years (Note 6). The fair value of these warrants at the date of grant was estimated at $716,196 and was recorded as a cost of acquisition of the water rights. The warrants were valued using the Black-Scholes option pricing model with the following assumptions: a 3 year expected life; 89.44% volatility; risk-free interest rate of 3.48%; and a dividend yield of 0%.

Fiscal 2021

- On January 27, 2021, the Company issued 250,000 warrants as part of a private placement. Each warrant entitles the holder to acquire one additional share at a price of $2.50 until January 27, 2023. The fair value of these warrants at the date of grant was estimated at $205,761 using the proportionate allocation method. The warrants for this method were valued using the Black-Scholes option pricing model with the following assumptions: a 2 year expected life; 105.96% volatility; risk-free interest rate of 0.16%; and a dividend yield of 0%.

- On June 8, 2021, $17,883 of accrued interest on the $322,534 convertible debentures issued on June 15, 2018 was converted into 11,922 units of the Company at a fair value of $1.48 per unit. Each unit is comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to August 21, 2021.

The fair value of these warrants at the date of grant was estimated at $1,291 using the proportionate allocation method. The warrants for this method were valued using the Black-Scholes option pricing model with the following assumptions: a 0.2 years expected average life; 87.09% volatility; risk-free interest rate of 0.32%; and a dividend yield of 0%.

- On July 12, 2021, $1,567 of accrued interest on the $322,534 convertible debentures issued on June 15, 2018 was converted into 1,080 units of the Company at a fair value of $1.45 per unit. Each unit is comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to August 21, 2021.

On July 12, 2021, a principal amount of $166,284 of convertible debentures of the $322,534 convertible debentures issued on June 15, 2018 was converted into 133,027 units of the Company at a fair value of $1.25 per unit. Each unit is comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to August 21, 2021.

The fair value of these warrants at the date of grant was estimated at $16,984 using the proportionate allocation method. The warrants for this method were valued using the Black-Scholes option pricing model with the following assumptions: a 0.1 years expected average life; 88.05% volatility; risk-free interest rate of 0.43%; and a dividend yield of 0%.

- On September 14, 2021, the Company issued 878,970 warrants as part of the private placement. Each warrant entitles the holder to acquire one additional share in the capital of the Company at a price of $2.00 for a period of two years.

The fair value of these warrants at the date of grant was estimated at $448,604 using the proportionate allocation method. The warrants for this method were valued using the Black-Scholes option pricing model with the following assumptions: a 2 years expected average life; 103.17% volatility; risk-free interest rate of 0.41%; and a dividend yield of 0%.

- On November 8, 2021, the Company issued 300,000 warrants as part of private placement. Each warrant entitles the holder to acquire one additional common share at a price of $1.75 for a period of two years. The fair value of these warrants at the date of grant was estimated at $144,229 using the proportionate allocation method. The warrants for this method were valued using the Black-Scholes option pricing model with the following assumptions: a 2 years expected average life; 102.79% volatility; risk-free interest rate of 0.95%; and a dividend yield of 0%.

The following table discloses the number of warrants outstanding as at:

	December 31, 2023		December 31, 2022
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding - beginning of year	5,371,896	$1.49	2,059,470	$1.62
Granted	820,000	1.39	3,561,926	1.40
Exercised	(5,000)	1.50	(150,000)	1.35
Expired	(1,428,970)	2.03	(99,500)	1.62
Outstanding - end of year	4,757,926	$1.31	5,371,896	$1.49

900,000 warrants were approved in connection with the convertible debentures issued on December 13, 2023 (note 11) but were ultimately not issued until January 11, 2024 and are excluded from the table above

	December 31, 2021
	Number of shares	Weighted average exercise price
Outstanding - beginning of year	1,624,293	$1.18
Granted	1,501,985	2.01
Exercised	(865,458)	1.51
Expired	(201,350)	1.50
Outstanding - end of year	2,059,470	$1.62

Outstanding warrants	Expiry Date	Exercise price
11,000*	April 24, 2024	$0.55
520,000*	April 24, 2024	$0.55
1,909,000**	March 28, 2025	$1.35
577,000	November 29, 2025	$1.50
925,926	December 13, 2025	$1.46
355,000	May 3, 2028	$1.50
460,000	June 30, 2026	$1.30
4,757,926

*these warrants were exercised subsequent to year end

** 100,000 of these warrants were exercised subsequent to year end

e) Convertible equity reserve

	December 31, 2023	December 31, 2022	December 31, 2021
Opening balance	$-	$-	$-
Equity reserve related to convertible debenture (note 11)	37,219	-	-
Ending balance	$37,219	$-	$-

On June 30, 2023, the Company issued an $1,000,000 unsecured convertible debenture. The debenture bears interest at 12% per annum, calculated and paid quarterly commencing on the date of issuance and matures on June 30, 2026. The debenture holder can convert all or any portion of the outstanding principal amount into common shares of the Company, at a price of $1.25 per common share. Based on the discount factor of 13.5% over the debenture's term of three years used to determine the fair value of the debenture, the conversion feature was classified as equity and was assigned a residual value of $37,219.